Document and Entity Information	0 Months Ended
Feb. 28, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2012
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Feb. 25, 2013
Document Effective Date	Feb. 26, 2013
Prospectus Date	Feb. 26, 2013
AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund | AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund | TWM Global Equity Income Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	TWMLX
AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund | AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund | TWM Global Equity Income Fund - Investor Class Shares
Risk/Return:
Trading Symbol	TWMVX